Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Common Stock, par value	$ 0	$ 0	$ 0
Common Stock, shares issued	3	3	3
Common Stock, shares outstanding	3	3	3